Cover	Sep. 24, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 24, 2020
Entity Registrant Name	Millendo Therapeutics, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35890
Entity Tax Identification Number	45-1472564
Entity Address, Address Line One	110 Miller Avenue
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Ann Arbor
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48104
City Area Code	734
Local Phone Number	845-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	MLND
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001544227